Note G - Expected Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Pension Plan [Member]
2016	$ 5,524
2017	7,498
2018	7,544
2019	6,055
2020	7,205
Thereafter	29,274
Postretirement Plan [Member]
2016	1,678
2017	1,677
2018	1,651
2019	1,656
2020	1,666
Thereafter	$ 8,757